SCHEDULE OF RELATED PARTY BALANCES (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Sep. 30, 2025 HKD ($)
Related Party Transaction [Line Items]
Amount due to a shareholder	$ 274	$ 2,150	$ 2,150
Accounts receivable	773,383	6,063,321	25,071,163
Cheung Lui [Member]
Related Party Transaction [Line Items]
Amount due to a shareholder	274	2,150	2,150
Red and Blue LLC [Member]
Related Party Transaction [Line Items]
Accounts receivable	$ 67,385	$ 528,300	$ 169,419